Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

	As of December 31,
	2019	2020
	US$	US$
Cost:
Business license (a)	453,617	394,949
Trademark (b) (c)	1,388,361	42,744
Software	737,184	901,097
Total cost	2,579,162	1,338,790
Less: Accumulated amortization	(1,267,509)	(773,684)
Intangible assets, net	1,311,653	565,106

Intangible assets of the Group were mainly as follows:

(a)	In April 2017, the Group consummated an acquisition of all the equity interest of Hangzhou Duoduo Supply Chain Management Co., Limited with a total cash consideration of RMB 1.9 million (US$ 295,790).
(b)	In April 2016, non-controlling interest shareholders of Shanghai Hengshoutang contributed trademarks as their investment in Shanghai Hengshoutang.
(c)

On December 16, 2016, the Group consummated an acquisition of 70% of the equity interest of Shanghai Jieshi Technology Co., Limited (“Shanghai Jieshi”) with the cash consideration of RMB 0.7 million (US$ 100,908). Management concluded such transaction as a business acquisition. The financial results of Shanghai Jieshi have been consolidated by the Company since the acquisition date.

Summary of Future Amortization Expenses

As of December 31, 2020, amortization expenses related to the intangible assets for future periods were estimated to be as follows:

December 31,
2020
US$
2021	232,051
2022	164,565
2023	98,499
2024	45,506
2025	24,485
565,106